Other Assets, Net (Schedule of Other Assets, Noncurrent) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ASSETS, NET: [Abstract]
Prepayment for an office building	$ 126,004	$ 125,696
Prepayment for Sohu services	10,138	0
Deferred tax assets, net	5,000	3,605
Others	661	1,064
Total	$ 141,803	$ 130,365